Other income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income
Foreign exchange gain on hedging forecasted sales and purchases, net	€ 93
Pension curtailment income and amendment income	38	€ 5
Realized gains from unlisted venture funds	51	13	€ 144
Interest income from customer receivables and overdue payments	25	29	6
Profit on sale of property, plant and equipment	19		8
Expiration of stock option liability	18
VAT and other indirect tax refunds and social security credits		19	17
Subsidies and government grants	2	11	4
Other income	117	40	57
Total other income	363	117	236
Other expenses
Restructuring and associated charges	(568)	(759)	(120)
Impairment charges	(210)	(17)	(11)
Pension curtailment expense	(41)	(7)
Expenses related to sale of receivables transactions	(37)	(42)	(21)
Valuation allowances for doubtful accounts and accounts receivable write-offs	(24)	(116)	24
Loss on sale of property, plant and equipment	(23)	(3)	(5)
Losses and expenses related to unlisted venture funds	(6)	(4)	(47)
Foreign exchange loss on hedging forecasted sales and purchases, net		(54)	(83)
Other expenses	(46)		(21)
Other expenses credited		25
Total other expenses	€ (955)	€ (977)	€ (284)